CONSOLIDATED STATEMENTS OF SHAREHOLDER'S DEFICIT (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest [Member]	Total
Beginning Balance, amount at Mar. 31, 2012	$ 2,350	$ 47,285,314	$ (56,583,285)	$ 0	$ (9,295,621)
Beginning Balance, shares at Mar. 31, 2012	2,350,317
Issuance of common stock for cash, shares	594,491
Issuance of common stock for cash, amount	594	2,109,240			2,109,834
Issuances of common stock upon conversions of notes payable, shares	438,823
Issuances of common stock upon conversions of notes payable, amount	439	1,694,620			1,695,059
Issuance of common stock for services, shares	57,924
Issuance of common stock for services, amount	58	258,977			259,035
Patent license fees paid with issuance of common stock, shares	4,929
Patent license fees paid with issuance of common stock, amount	5	17,245			17,250
Reclassification of derivative liability into equity		45,081			45,081
Issuance of common stock for interest, Shares	2,320
Issuance of common stock for interest, Amount	2	11,844			11,846
Loss on debt conversion, shares	24,680
Loss on debt conversion, amount	25	139,814			139,839
Stock-based compensation expense		765,273			765,273
Net loss			(4,892,040)		(4,892,040)
Ending Balance, amount at Mar. 31, 2013	3,473	52,327,408	(61,475,325)	0	(9,144,444)
Ending Balance, shares at Mar. 31, 2013	3,473,484
Issuance of common stock for cash, shares	337,455
Issuance of common stock for cash, amount	337	1,676,695			1,677,032
Issuances of common stock upon conversions of notes payable, shares	211,480
Issuances of common stock upon conversions of notes payable, amount	211	726,565			726,776
Issuance of common stock under cashless warrant exercises, shares	254,325
Issuance of common stock under cashless warrant exercises, amount	254	(254)
Issuance of common stock for services, shares	61,423
Issuance of common stock for services, amount	61	392,032			392,093
Reclassification of derivative liability into equity		1,456,187			1,456,187
Issuance of common stock for cash - ESI, Amount		1,200,000		300,000	1,500,000
Issuance of common stock under convertible debt restructuring, Shares	90,142
Issuance of common stock under convertible debt restructuring, Amount	90	856,259			856,349
Issuance of common stock under stock option exercises for accrued expenses, Shares	3,171
Issuance of common stock under stock option exercises for accrued expenses, Amount	3	12,997			13,000
Shares issued under restricted stock grant, Shares	68,000
Shares issued under restricted stock grant, Amount	68	(68)
Issuance of common stock on litigation settlement, Amount		583,601			583,601
Loss on debt conversion, amount		40,256			40,256
Stock-based compensation expense		607,946			607,946
Net loss			(13,357,232)	(81,730)	(13,438,962)
Ending Balance, amount at Mar. 31, 2014	$ 4,497	$ 59,879,624	$ (74,832,557)	$ 218,270	$ (14,730,166)
Ending Balance, shares at Mar. 31, 2014	4,499,480